ORGANIZATION (Details Narrative) (USD $)	2 Months Ended	12 Months Ended	69 Months Ended
	Feb. 29, 2012	Dec. 31, 2011	Sep. 25, 2012	Sep. 07, 2021	Dec. 31, 2012	Jun. 30, 2012	Jan. 16, 2012	Sep. 30, 2011	Sep. 07, 2011	Jul. 01, 2011	Feb. 28, 2011	Jan. 01, 2011	Dec. 31, 2010	Jan. 01, 2010
Notes to Financial Statements
Interest in Huerfano Cucharas Irrigation Company						91.00%							91.00%
Raised and invested for assembling and improving assets			$ 30,000,000
Expected additional support expansion			100,000,000
Ownership of Two Rivers Farms, LLC			10000.00%
Ownership of Two Rivers F-1, LLC			10000.00%
Ownership of Two Rivers F-2, LLC			10000.00%
Ownership of Orlando Reservoir No. 2 Company LLC			10000.00%
F-1 3-year convertible promissory notes sold											2,000,000
F-1 3-year convertible promissory notes interest rate											5.00%
F-2 3-year convertible promissory notes sold										5,332,000
F-2 3-year convertible promissory notes interest rate										6.00%
Warrant to purchase one share Company's common stock					$ 2.50
Fair value of Mutual Ditch Company		24,196,000			24,196,000
Ownership of Orlando									100.00%
Stated purchase price for Orlando									3,450,000
Value of Orlando company stock									3,156,750
Shares of Company common stock issued to seller								650,000
Purchase price allocated to water assets								3,000,000
Purchase price allocated to farm land								100,000
Forgiveness of debt			384,000
Independent appraisal of Orlando							5,195,000
Gain from bargain purchase of Orlando							1,736,000
Independent appraisal of water assets							1,520,000
Independent appraisal of land assets							216,000
Repurchase option price				$ 1.00		$ 1						$ 1.44		$ 2.00
Water Resource Fee per SFE Tap				6,500		6,500
Water Resources Fees from sellers, minimum				16,250,000
Repurchase Lascar-Butte Acres price				3,000,000
Expenditure in rebuilding and preparing Lascar-Butte, minimum		1,269,000
Demand deposits		777,000
Highly liquid gold EFTs		137,000	137,000
Raised from bridge loan	$ 1,500,000